Private Placement - Additional Information (Details) - Reinvent Technology Partners Y [Member] - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Mar. 18, 2021	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights exercise price		$ 11.50	$ 11.50
Class of warrant or rights number of shares covered by each warrant or right		0.361
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights warrants issued during the period	8,900,000	8,900,000
Class of warrants or rights warrants issue price per unit	$ 2.50	$ 2.50
Proceeds from warrant issue	$ 22.3
Class of warrants or rights exercise price	$ 11.50
Class of warrant or rights number of shares covered by each warrant or right	1
Class of warrants or rights lock in period	30 days
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from warrant issue	$ 19.7